Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2014
Registrant Name	dei_EntityRegistrantName	NUVEEN MUNICIPAL TRUST/MA
Central Index Key	dei_EntityCentralIndexKey	0001020660
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2014
Prospectus Date	rr_ProspectusDate	Aug. 29, 2014